JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 63.6%
Fixed Income — 49.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,609,159	44,861,843
JPMorgan Corporate Bond Fund Class R6 Shares (a)	2,633,921	28,367,326
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	561,276	4,366,730
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	546,954	4,233,423
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	831,558	7,143,082
JPMorgan High Yield Fund Class R6 Shares (a)	6,833,158	46,533,803
JPMorgan Income Fund Class R6 Shares (a)	1,082,501	9,969,839
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	4,023,594	42,529,384
JPMorgan Managed Income Fund Class L Shares (a)	538,156	5,408,470
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,452,919	82,669,549

Total Fixed Income		276,083,449

U.S. Equity — 14.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,573,520	80,391,136

TOTAL INVESTMENT COMPANIES (Cost $335,715,259)		356,474,585

EXCHANGE-TRADED FUNDS — 23.3%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	90,221	6,491,401

Fixed Income — 7.4%
JPMorgan U.S. Aggregate Bond ETF (a)	1,476,406	41,265,548

International Equity — 11.9%
iShares Core MSCI Emerging Markets ETF	307,539	16,238,059
JPMorgan BetaBuilders International Equity ETF (a)	1,048,275	50,547,821

Total International Equity		66,785,880

U.S. Equity — 2.8%
iShares Russell 2000 ETF	34,582	5,180,038
iShares Russell Mid-Cap ETF	185,709	10,655,982

Total U.S. Equity		15,836,020

TOTAL EXCHANGE-TRADED FUNDS (Cost $124,368,140)		130,378,849

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bonds
1.13%, 8/15/2040	974,000	955,737
1.38%, 8/15/2050	1,387,000	1,357,093
U.S. Treasury Notes
2.50%, 1/31/2021 (b)	5,358,000	5,399,441
0.13%, 9/30/2022	3,367,000	3,366,605
0.13%, 9/15/2023	3,815,000	3,811,424
0.25%, 8/31/2025	1,839,000	1,837,132
0.50%, 8/31/2027	1,350,000	1,353,164
0.63%, 8/15/2030	443,000	440,439

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,523,470)		18,521,035

MORTGAGE-BACKED SECURITIES — 2.7%
FHLMC UMBS, 20 Year
Pool # RB5085, 2.00%, 10/1/2040 (c)	120,000	124,121
FHLMC UMBS, 30 Year
Pool # QB4026, 2.50%, 10/1/2050	805,000	860,141
Pool # QB4045, 2.50%, 10/1/2050 (c)	535,000	562,742
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048 (c)	911,954	1,029,068
Pool # BQ3996, 2.50%, 10/1/2050 (c)	410,000	431,871
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 11/25/2035 (c)	1,300,000	1,350,266
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 11/25/2050 (c)	263,599	264,575
TBA, 2.00%, 11/25/2050 (c)	9,078,921	9,362,901
GNMA II, Single Family, 30 Year
TBA, 2.00%, 11/15/2050 (c)	1,303,000	1,350,845

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,307,514)		15,336,530

CORPORATE BONDS — 2.5%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.50%, 3/1/2025	85,000	84,928
2.70%, 2/1/2027	175,000	170,584
Lockheed Martin Corp.
2.80%, 6/15/2050	82,000	85,176
Northrop Grumman Corp.
5.15%, 5/1/2040	62,000	83,201
Raytheon Technologies Corp.
2.25%, 7/1/2030	80,000	84,020
3.75%, 11/1/2046	43,000	49,146

		557,055

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Banks — 0.4%
Bank of America Corp.
4.00%, 1/22/2025	320,000	356,393
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	260,000	293,572
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	235,000	239,681
Citigroup, Inc.
3.88%, 3/26/2025	279,000	306,929
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	75,000	88,086
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	345,000	341,311
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	170,000	195,115
Societe Generale SA (France)
4.25%, 4/14/2025 (e)	200,000	213,281
Wells Fargo & Co.
4.30%, 7/22/2027	310,000	354,471
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	85,000	88,191

		2,477,030

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	145,000	164,861
3.75%, 7/15/2042	235,000	250,652
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	55,000	61,401
3.80%, 5/1/2050	50,000	57,391

		534,305

Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029 (e)	95,000	104,456
4.05%, 11/21/2039 (e)	90,000	102,789
4.25%, 11/21/2049 (e)	75,000	88,586
Biogen, Inc.
2.25%, 5/1/2030	50,000	50,997
3.15%, 5/1/2050	45,000	44,299
Gilead Sciences, Inc.
2.60%, 10/1/2040	60,000	59,864

		450,991

Capital Markets — 0.2%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	110,000	107,633
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	270,000	306,744
4.75%, 10/21/2045	55,000	72,206
Morgan Stanley
5.00%, 11/24/2025	380,000	445,727
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	70,000	87,325

		1,019,635

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	55,000	69,931
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	30,000	39,342
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (e)	127,000	127,818
3.47%, 12/1/2050 (e)	65,000	65,124

		302,215

Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	150,000	148,738
4.63%, 10/15/2027	150,000	145,473
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (e)	90,000	90,848
5.50%, 1/15/2026 (e)	170,000	170,656
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (e)	195,000	195,775
5.50%, 2/15/2024 (e)	70,000	70,438

		821,928

Diversified Financial Services — 0.1%
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (e)	204,000	223,137
National Rural Utilities Cooperative Finance Corp.
1.35%, 3/15/2031	55,000	54,722

		277,859

Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	130,000	136,369
2.75%, 6/1/2031	168,000	176,651
3.50%, 6/1/2041	125,000	131,462
Verizon Communications, Inc.
3.15%, 3/22/2030	119,000	134,384
3.85%, 11/1/2042	148,000	175,426

		754,292

Electric Utilities — 0.2%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	40,000	49,896
Baltimore Gas and Electric Co.
2.90%, 6/15/2050	40,000	40,868
Duke Energy Corp.
3.40%, 6/15/2029	85,000	95,367
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	30,000	33,398
Edison International
5.75%, 6/15/2027	45,000	49,663
Emera US Finance LP (Canada)
4.75%, 6/15/2046	45,000	54,128
Entergy Arkansas LLC
2.65%, 6/15/2051	20,000	20,131
Entergy Louisiana LLC
4.00%, 3/15/2033	35,000	43,789
Evergy, Inc.
2.90%, 9/15/2029	95,000	101,900
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (e)	45,000	52,788
Fortis, Inc. (Canada)
3.06%, 10/4/2026	60,000	65,559

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ITC Holdings Corp.
2.95%, 5/14/2030 (e)	30,000	32,238
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (e)	44,000	50,291
Massachusetts Electric Co.
4.00%, 8/15/2046 (e)	20,000	23,855
PacifiCorp
4.15%, 2/15/2050	35,000	43,743
PPL Capital Funding, Inc.
4.00%, 9/15/2047	45,000	51,663
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	45,000	44,749
Series C, 4.13%, 3/1/2048	30,000	32,794

		886,820

Entertainment — 0.0% (f)
Walt Disney Co. (The)
2.65%, 1/13/2031	82,000	88,275
3.50%, 5/13/2040	80,000	89,599

		177,874

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
1.88%, 10/15/2030	210,000	206,823
CubeSmart LP
2.00%, 2/15/2031	111,000	109,439
Equinix, Inc.
1.55%, 3/15/2028	70,000	69,931

		386,193

Food & Staples Retailing — 0.0% (f)
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (e)	40,380	42,263
Sysco Corp.
2.40%, 2/15/2030	131,000	132,051

		174,314

Food Products — 0.0% (f)
Mondelez International, Inc.
1.88%, 10/15/2032 (c)	60,000	59,859
Tyson Foods, Inc.
3.55%, 6/2/2027	89,000	100,499

		160,358

Gas Utilities — 0.0% (f)
Atmos Energy Corp.
1.50%, 1/15/2031	80,000	79,627
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	100,000	100,100

		179,727

Health Care Equipment & Supplies — 0.0% (f)
Abbott Laboratories
1.40%, 6/30/2030	25,000	25,099
Becton Dickinson and Co.
4.67%, 6/6/2047	20,000	24,645
Boston Scientific Corp.
4.00%, 3/1/2029	30,000	34,880
4.55%, 3/1/2039	30,000	37,507
Danaher Corp.
2.60%, 10/1/2050	60,000	58,452
DH Europe Finance II SARL
3.25%, 11/15/2039	25,000	27,702

		208,285

Health Care Providers & Services — 0.1%
CVS Health Corp.
3.25%, 8/15/2029	80,000	88,509
4.88%, 7/20/2035	70,000	88,917
2.70%, 8/21/2040	40,000	38,260
HCA, Inc.
5.25%, 6/15/2026	200,000	233,286
Quest Diagnostics, Inc.
2.80%, 6/30/2031	25,000	26,980

		475,952

Household Durables — 0.0% (f)
DR Horton, Inc.
1.40%, 10/15/2027	111,000	110,257

Independent Power and Renewable Electricity Producers — 0.0% (f)
Exelon Generation Co. LLC
3.25%, 6/1/2025	190,000	207,674
Southern Power Co.
5.15%, 9/15/2041	35,000	41,176

		248,850

IT Services — 0.0% (f)
International Business Machines Corp.
4.00%, 6/20/2042	146,000	174,767

Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	170,000	176,329
3.70%, 4/1/2051	70,000	69,183
Comcast Corp.
1.50%, 2/15/2031	271,000	266,679
3.25%, 11/1/2039	79,000	87,429
2.80%, 1/15/2051	131,000	131,270
Cox Communications, Inc.
1.80%, 10/1/2030 (e)	54,000	53,254
2.95%, 10/1/2050 (e)	47,000	45,115
Discovery Communications LLC
3.63%, 5/15/2030	80,000	88,916
ViacomCBS, Inc.
4.00%, 1/15/2026	48,000	53,872
4.38%, 3/15/2043	50,000	52,994

		1,025,041

Metals & Mining — 0.0% (f)
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	45,000	46,226

Multi-Utilities — 0.0% (f)
Consumers Energy Co.
3.25%, 8/15/2046	20,000	22,233

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	45,000	41,147
MPLX LP
2.65%, 8/15/2030	90,000	88,186
4.50%, 4/15/2038	50,000	51,109
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (e)	85,000	87,980

		268,422

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	25,000	24,318
6.45%, 9/15/2037	20,000	30,258
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	45,000	52,284
4.13%, 6/15/2039	90,000	113,077
Eli Lilly and Co.
2.50%, 9/15/2060	55,000	51,780
Mylan NV
3.95%, 6/15/2026	45,000	50,554
Pfizer, Inc.
3.90%, 3/15/2039	35,000	42,435
Royalty Pharma plc
1.75%, 9/2/2027 (e)	20,000	19,983
3.30%, 9/2/2040 (e)	45,000	44,088
3.55%, 9/2/2050 (e)	25,000	24,125
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	200,000	206,581
Upjohn, Inc.
3.85%, 6/22/2040 (e)	30,000	32,299
Zoetis, Inc.
3.00%, 5/15/2050	25,000	26,724

		718,506

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
4.15%, 11/15/2030	233,000	261,586

Software — 0.1%
Oracle Corp.
2.95%, 4/1/2030	120,000	134,109
3.80%, 11/15/2037	114,000	133,530
VMware, Inc.
4.70%, 5/15/2030	74,000	87,547

		355,186

Specialty Retail — 0.0% (f)
AutoZone, Inc.
3.63%, 4/15/2025	85,000	94,765

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	115,000	136,261
2.55%, 8/20/2060	89,000	88,547
Dell International LLC
6.20%, 7/15/2030 (e)	145,000	173,864

		398,672

Thrifts & Mortgage Finance — 0.0% (f)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	250,000	250,042

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031 (e)	215,000	222,757
3.00%, 2/15/2041 (e)	134,000	132,290

		355,047

TOTAL CORPORATE BONDS (Cost $14,260,882)		14,174,433

ASSET-BACKED SECURITIES — 0.1%
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (e)	368,000	368,014
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (e)	180,000	179,997
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (e)	130,000	129,999

TOTAL ASSET-BACKED SECURITIES (Cost $677,963)		678,010

	Shares
SHORT-TERM INVESTMENTS — 8.4%
INVESTMENT COMPANIES — 8.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (g) (Cost $47,123,857)	47,123,857	47,123,857

Total Investments — 103.9% (Cost $555,977,085)		582,687,299
Liabilities in Excess of Other Assets — (3.9)%		(21,967,502)

Net Assets — 100.0%		560,719,797

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	The rate shown is the current yield as of September 30, 2020.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	97	12/2020	EUR	3,618,814	(146,422)
MSCI EAFE E-Mini Index	39	12/2020	USD	3,613,740	(98,246)
MSCI Emerging Markets E-Mini Index	169	12/2020	USD	9,196,135	(81,260)
Russell 2000 E-Mini Index	104	12/2020	USD	7,827,560	82,694
S&P 500 E-Mini Index	32	12/2020	USD	5,359,200	41,630
S&P Midcap 400 E-Mini Index	5	12/2020	USD	927,650	3,100
U.S. Treasury 10 Year Note	417	12/2020	USD	58,171,500	158,835

					(39,669)

Short Contracts
Euro-Bund	(70)	12/2020	EUR	(14,320,656)	(66,752)
FTSE 100 Index	(72)	12/2020	GBP	(5,415,909)	152,817

					86,065

					46,396

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$678,010	$—	$678,010
Corporate Bonds	—	14,174,433	—	14,174,433
Exchange-Traded Funds	130,378,849	—	—	130,378,849
Investment Companies	356,474,585	—	—	356,474,585
Mortgage-Backed Securities	—	15,336,530	—	15,336,530
U.S. Treasury Obligations	—	18,521,035	—	18,521,035
Short-Term Investments
Investment Companies	47,123,857	—	—	47,123,857

Total Investments in Securities	$533,977,291	$48,710,008	$—	$582,687,299

Appreciation in Other Financial Instruments
Futures Contracts	$439,076	$—	$—	$439,076

Depreciation in Other Financial Instruments
Futures Contracts	$(392,680)	$—	$—	$(392,680)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$49,095,529	$—	$794,471	$7,036	$2,239,727	$50,547,821	1,048,275	$255,548	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,021,701	—	1,644,101	(288,467)	402,268	6,491,401	90,221	50,083	—
JPMorgan Core Bond Fund Class R6 Shares (a)	81,612,943	7,640,172	44,876,565	3,317,662	(2,832,369)	44,861,843	3,609,159	432,270	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	25,163,704	3,040,442	—	—	163,180	28,367,326	2,633,921	178,726	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,238,697	39,433	—	—	88,600	4,366,730	561,276	39,433	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,144,546	35,037	—	—	53,840	4,233,423	546,954	35,038	—
JPMorgan Equity Index Fund Class R6 Shares (a)	71,171,112	6,009,439	2,441,313	136,132	5,515,766	80,391,136	1,573,520	496,455	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	5,998,997	1,032,411	—	—	111,674	7,143,082	831,558	68,540	—
JPMorgan High Yield Fund Class R6 Shares (a)	35,509,485	11,002,532	996,244	(70,864)	1,088,894	46,533,803	6,833,158	485,216	—
JPMorgan Income Fund Class R6 Shares (a)	9,038,263	772,533	—	—	159,043	9,969,839	1,082,501	120,725	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	36,924,836	5,089,852	—	—	514,696	42,529,384	4,023,594	264,856	—
JPMorgan Managed Income Fund Class L Shares (a)	447,904	4,960,569	—	—	(3)	5,408,470	538,156	10,491	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	70,445,392	11,658,250	—	—	565,907	82,669,549	8,452,919	409,965	—
JPMorgan U.S. Aggregate Bond ETF (a)	34,081,878	7,262,470	—	—	(78,800)	41,265,548	1,476,406	154,906	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	21,682,142	116,551,811	91,110,096	—	—	47,123,857	47,123,857	5,910	—

Total	$457,577,129	$175,094,951	$141,862,790	$3,101,499	$7,992,423	$501,903,212		$3,008,162	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.